Earnings (Loss) per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings (Loss) per Ordinary Share
Schedule of potentially dilutive securities excluded from computation of diluted weighted average shares

	Year Ended
	December 31,
	2020	2019
Performance and restricted stock units	2,781,356	1,434,233
Options to purchase ordinary shares	2,923,500	3,093,786
Shares to be purchased through employee stock purchase plan	39,321	29,550